Cash, Cash Equivalents and Restricted Cash (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 350	$ 350	$ 350